Segment Information - Summary of Reconciliation of Segment Operating Revenues (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues	$ 34,281	$ 32,607	$ 32,203	$ 31,772	$ 33,955	$ 31,717	$ 30,548	$ 29,814	$ 130,863	$ 126,034	$ 125,980
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									121,296	117,967	119,038
Corporate and other
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									9,936	8,098	5,172
Operating results from divested businesses
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									0	368	2,115
Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									$ (369)	$ (399)	$ (345)